Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions [Abstract]
Schedule of transactions with joint ventures
	For the year ended December 31
	2022	2021[1]	2020[1]
Sale of finished products	$8,038	$5,628	$5,583
Revenue from services and consulting	1,034	116	87
Purchases of raw materials and other services	12,367	10,240	11,339

[1]	The Group corrected the disclosure of transactions with related parties for the years ended December 31, 2021 and 2020 to conform with the current period presentation. The modification includes the disclosure of sales that are performed through an agent with Industrias Intercaps de Venezuela C.A. and Laboratorios Vivax Pharmaceuticals C.A. in the amount of $1,803 for the year ended December 31, 2021 (2020: $1,826) and does not impact the results presented in the prior period.

Schedule of current amounts were outstanding
	As of December 31
	2022	2021
Trade and other receivables by related parties	$14,028	12,491
Loans owed by related parties	215	276
Less: provisions	(11,769)	(11,620)
Amounts owed by related parties, net	$2,474	$1,147

	As of December 31
	2022	2021
Trade and other payables to related parties	$2,853	$1,335
Loans owed to related parties	61	7,115
Amounts owed to related parties	$2,914	$8,450

Current	$2,914	$8,450
Non-current	$—	$—

Schedule of loans to and from related parties
Loans to related parties	2022	2021	2020
Balance as of January 1	$276	$304	$499
Loans advanced	—	—	—
Loan repayments received	(61)	(28)	(195)
Balance as of December 31	$215	$276	$304

Loans from related parties	2022	2021	2020
Balance as of January 1	$7,115	$15,844	$20,963
Loans advanced	61	—	32
Loan repayments	(7,191)	(9,154)	(5,856)
Interest accrued	76	425	705
Balance as of December 31	$61	$7,115	$15,844

Schedule of consolidated statement of profit or loss
	For the year ended December 31
	2022	2021[1]	2020[1]
Short-term employee benefits	$2,415	$2,202	$1,972
Consulting fees	3,357	2,730	1,971
Total	$5,772	$4,932	$3,943